Note 3 - Acquisitions (Details) - Preliminary Purchase Price Allocation for Businesses Acquired during Fiscal 2015 (USD $) In Thousands, unless otherwise specified	12 Months Ended	0 Months Ended
	Jan. 31, 2015	Apr. 01, 2014	May 30, 2014	Nov. 19, 2014	Dec. 05, 2014	Jan. 31, 2014	Jan. 31, 2013
Finite life intangible assets acquired:
Goodwill	$ 147,440					$ 111,179	$ 88,297
Computer Management [Member] | Customer Relationships [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired	3,256
Computer Management [Member] | Developed Technology Rights [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired	1,840
Computer Management [Member]
Purchase price consideration:
Cash, excluding cash acquired related to Computer Management ($112), Customs Info (nil), Airclic ($117), e-customs ($1,983) and Pentant ($21)	6,689	6,700
Net working capital adjustments (receivable) / payable	3
	6,692
Allocated to:
Current assets, excluding cash acquired	211
Capital assets	65
Current liabilities	(10)
Deferred revenue	(8)
Net tangible assets (liabilities) assumed	258
Finite life intangible assets acquired:
Goodwill	1,338
	6,692
Customs Info [Member] | Customer Relationships [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired	8,650
Customs Info [Member] | Developed Technology Rights [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired	5,708
Customs Info [Member] | Trade Names [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired	682
Customs Info [Member] | Noncompete Agreements [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired	391
Customs Info [Member]
Purchase price consideration:
Cash, excluding cash acquired related to Computer Management ($112), Customs Info (nil), Airclic ($117), e-customs ($1,983) and Pentant ($21)	34,121		39,500
Common shares issued	5,382
Net working capital adjustments (receivable) / payable	(813)
	38,690
Allocated to:
Current assets, excluding cash acquired	1,754
Current liabilities	(556)
Deferred revenue	(3,147)
Debt	(927)
Net tangible assets (liabilities) assumed	(2,876)
Finite life intangible assets acquired:
Goodwill	26,135
	38,690
Airclic [Member] | Customer Relationships [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired	7,802
Airclic [Member] | Developed Technology Rights [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired	13,786
Airclic [Member] | Noncompete Agreements [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired	177
Airclic [Member]
Purchase price consideration:
Cash, excluding cash acquired related to Computer Management ($112), Customs Info (nil), Airclic ($117), e-customs ($1,983) and Pentant ($21)	29,597			29,600
Net working capital adjustments (receivable) / payable	(318)
	29,279
Allocated to:
Current assets, excluding cash acquired	4,990
Capital assets	440
Current liabilities	(2,656)
Deferred revenue	(6,930)
Net tangible assets (liabilities) assumed	(4,156)
Finite life intangible assets acquired:
Goodwill	11,670
	29,279
e-customs [Member] | Customer Relationships [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired	2,318
e-customs [Member] | Developed Technology Rights [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired	2,807
e-customs [Member] | Noncompete Agreements [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired	138
e-customs [Member]
Purchase price consideration:
Cash, excluding cash acquired related to Computer Management ($112), Customs Info (nil), Airclic ($117), e-customs ($1,983) and Pentant ($21)	9,611				9,600
Net working capital adjustments (receivable) / payable	(41)
	9,570
Allocated to:
Current assets, excluding cash acquired	1,190
Capital assets	7
Current liabilities	(399)
Deferred revenue	(19)
Deferred income tax liability	(1,053)
Net tangible assets (liabilities) assumed	(274)
Finite life intangible assets acquired:
Goodwill	4,581
	9,570
Pentant [Member] | Customer Relationships [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired	1,336
Pentant [Member] | Developed Technology Rights [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired	595
Pentant [Member]
Purchase price consideration:
Cash, excluding cash acquired related to Computer Management ($112), Customs Info (nil), Airclic ($117), e-customs ($1,983) and Pentant ($21)	2,134
Net working capital adjustments (receivable) / payable	(13)
	2,121
Allocated to:
Current assets, excluding cash acquired	142
Current liabilities	(658)
Deferred revenue	(38)
Deferred income tax liability	(315)
Net tangible assets (liabilities) assumed	(869)
Finite life intangible assets acquired:
Goodwill	1,059
	2,121
2015 Acquisitions[Member] | Customer Relationships [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired	23,362
2015 Acquisitions[Member] | Developed Technology Rights [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired	24,736
2015 Acquisitions[Member] | Trade Names [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired	682
2015 Acquisitions[Member] | Noncompete Agreements [Member]
Finite life intangible assets acquired:
Finite life intangible assets acquired	706
2015 Acquisitions[Member]
Purchase price consideration:
Cash, excluding cash acquired related to Computer Management ($112), Customs Info (nil), Airclic ($117), e-customs ($1,983) and Pentant ($21)	82,152
Common shares issued	5,382
Net working capital adjustments (receivable) / payable	(1,182)
	86,352
Allocated to:
Current assets, excluding cash acquired	8,287
Capital assets	512
Current liabilities	(4,279)
Deferred revenue	(10,142)
Deferred income tax liability	(1,368)
Debt	(927)
Net tangible assets (liabilities) assumed	(7,917)
Finite life intangible assets acquired:
Goodwill	44,783
	$ 86,352